As filed electronically with the Securities and Exchange Commission on May 12, 2011
File Nos.  33-73832
811-08268

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 44

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 49

FIRSTHAND FUNDS
(Exact name of Registrant as Specified in Charter)

150 Almaden Blvd., Suite 1250, San Jose, California 95113
(Address of Principal Executive Offices)

(408) 886-7096
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
SiVest Group, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA  95113
(Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
SiVest Group, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA  95113

David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor, San Francisco, California 94105

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 43 filed April 29, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 12th day of May, 2011.

FIRSTHAND FUNDS

By:	/s/ Kevin Landis
Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*
Greg Burglin	Trustee	May 12, 2011

*
Rodney Yee	Trustee	May 12, 2011

/s/ Kevin Landis
Kevin Landis	President, Principal Financial Officer, Treasurer and Chairman of the Board of Trustees	May 12, 2011

*By:	/s/ Kevin Landis
Kevin Landis, attorney-in-fact pursuant to powers of attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase